CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Profit or loss [abstract]
Revenue		$ 1,921,311		$ 1,757,498		$ 1,949,883
Other operating income	[1]	16,437		5,880
Other gains		372		41,748
Operating expenses:
Supplies		74,899		65,598
Employee benefits expenses		1,429,076		1,309,901
Depreciation		49,226		46,448		51,430
Amortisation		55,195		50,916		50,077
Changes in trade provisions		(627)		(1,902)
Other operating expenses		236,648		214,015
Impairment charges				0
OPERATING PROFIT		92,449		116,346
Finance income		7,858		7,188		15,459
Finance costs		78,145	[1]	59,151	[1]	75,682
Change in fair value of financial instruments		230		675		17,535
Net foreign exchange loss		(23,427)	[1]	(56,494)	[1]	(3,979)
(LOSS)/PROFIT BEFORE TAX		(1,035)		8,564
Income tax expense		12,533		5,207
(LOSS)/PROFIT FROM CONTINUING OPERATIONS	[2]	(13,568)		3,357		52,230	[3]
LOSS FROM DISCONTINUED OPERATIONS (**)	[2]	0	[4]	(3,206)	[4]	(3,082)	[3]
(LOSS)/PROFIT FOR THE YEAR		(13,568)		151		49,148
(LOSS)/PROFIT ATTRIBUTABLE TO:
OWNERS OF THE PARENT		(16,790)		65
NON-CONTROLLING INTEREST		3,222		86
(LOSS)/PROFIT FOR THE YEAR		(13,568)		151		$ 49,148
Net finance expense		$ (93,484)		$ (107,782)
EARNINGS PER SHARE:
Basic (loss)/earnings per share from continuing operations (in U.S. dollars)		$ (0.18)		$ 0.05		$ 0.71	[3]
Basic loss per share from discontinued operations (in U.S. dollars)		0		(0.04)		(0.04)	[3]
Diluted (loss)/earnings per share from continuing operations (in U.S. dollars)		(0.18)		0.05		0.7	[3]
Diluted loss per share from discontinued operations (in U.S. dollars)		$ 0		$ (0.04)		$ (0.04)	[3]

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".

[2]

(1) A s of December 31, 2017 , potential ordinary shares of 1,090,060 , relating to the stock option plan were excluded from the calculation of diluted lo ss per share as the loss in 2017 is anti-dilutive .

[3]	(*) E xclude discontinued operations – Mo roc c o.
[4]	(**) Discontinued operations did not generate any income tax expense.